OTHER COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases	Assets pledged

(in thousands of $)	September 30, 2020	December 31, 2019
Carrying value of vessels and equipment secured against long-term loans and finance leases	1,306,238	1,350,301
Carrying value of investment in leased vessel, net secured against long-term loans and finance leases	112,429	114,137
	1,418,667	1,464,438